Use of estimates and judgments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Use of estimates and judgments
4.	Use of estimates and judgments
The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.
These estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or, if the revision affects both current and future periods, in the period of the revision and future periods.
Although each of its significant accounting policies reflects judgments, assessments or estimates, AB InBev believes that the following accounting policies reflect the most critical judgments, estimates and assumptions that are important to its business operations and understanding results: business combinations, intangible assets, goodwill, impairment, provisions, share-based payments, employee benefits and accounting for current and deferred tax.
The fair values of acquired identifiable intangibles are based on an assessment of future cash flows. Impairment analyses of goodwill and indefinite-lived intangible assets are performed annually and whenever a triggering event has occurred, in order to determine whether the carrying value exceeds the recoverable amount. These calculations are based on estimates of future cash flows.
The company uses its judgment to select a variety of methods including the discounted cash flow method and option valuation models and makes assumptions about the fair value of financial instruments that are mainly based on market conditions existing at each balance sheet date.
Actuarial assumptions are established to anticipate future events and are used in calculating pension and other long-term employee benefit expenses and liabilities. These factors include assumptions with respect to interest rates, rates of increase in health care costs, rates of future compensation increases, turnover rates, and life expectancy.
The company is subject to income tax in numerous jurisdictions. Significant judgment is required to determine the worldwide provision for income tax. There are some transactions and calculations for which the ultimate tax determination is uncertain. Some subsidiaries within the group are involved in tax audits and local enquiries usually in relation to prior years. Investigations and negotiations with local tax authorities are ongoing in various jurisdictions at the balance sheet date and, by their nature, these can take considerable time to conclude. In assessing the amount of any income tax provisions to be recognized in the financial statements, estimates are made of the expected successful settlement of these matters. Estimates of interest and penalties on tax liabilities are also recorded. Where the final outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the period that such determination is made.
Judgments made by management in the application of IFRS that have a significant effect on the financial statements and estimates with a significant risk of material adjustment in the following year are further discussed in the relevant notes hereafter.
In preparing these consolidated financial statements, the significant judgments made by management in applying the company’s accounting policies and the key sources of uncertainty relate mainly to the following: the reporting of the 50:50 merger of AB InBev’s and Anadolu Efes’ existing Russia and Ukraine businesses into AB InBev Efes which closed on 30 March 2018; the adoption of hyperinflation accounting for the company’s Argentinean operations; the reporting of proceeds from the public offering of a minority stake in the company’s Asia Pacific subsidiary, Budweiser Brewing Company APAC Limited (“Budweiser APAC”); and the reporting of its Australian operations as assets held for sale as discussed below.

(A)	MERGER OF BUSINESSES IN RUSSIA AND UKRAINE WITH ANADOLU EFES
On 30 March 2018, AB InBev announced the completion of the 50:50 merger of its Russia and Ukraine businesses with those of Anadolu Efes. Following completion, the company’s operations in Russia and Ukraine and those of Anadolu Efes are fully combined under a new company called AB InBev Efes. The combined business is fully consolidated into Anadolu Efes financial accounts. AB InBev has stopped consolidating the results of these operations as of the second quarter 2018 and account for its investment in AB InBev Efes under the equity method. Refer to Note 6
Acquisitions and disposals of Subsidiaries
and
Note 16
Investments in associates
.

(B)	HYPERINFLATION IN ARGENTINA
In May 2018, the Argentinean peso underwent a severe devaluation, resulting in
Argentina’s
three-year cumulative inflation exceeding 100% in 2018, and thus requiring a transition to hyperinflation accounting as of 1 January 2018, as required by IAS 29
Financial Reporting in Hyperinflationary Economies
. The main principle in IAS 29 is that the financial statements of an entity that reports in the currency of a hyperinflationary economy must be stated in terms of the measuring unit current at the end of the reporting period. Therefore, each of (1) the non-monetary
assets and liabilities stated at historical cost and (2) the equity and the income statement of subsidiaries operating in hyperinflationary economies are restated for changes in the general purchasing power of the local currency applying a general price index. Monetary items that are already stated at the measuring unit at the end of the reporting period are not restated. These re-measured
accounts are used for conversion into US dollar at the period closing exchange rate.
Consequently, the company applied hyperinflation accounting for its Argentinean subsidiaries for the first time in the year-to-date
September 2018 unaudited condensed interim financial statements, with effect as of 1 January 2018. The IAS 29 rules are applied as follows:

•
Non-monetary
assets and liabilities stated at historical cost (e.g. property plant and equipment, intangible assets, goodwill, etc.) and equity of Argentina were restated using an inflation index. The hyperinflation accounting impacts resulting from changes in the general purchasing power from 1 January 2018 are reported in the income statement in a dedicated account for hyperinflation monetary adjustments in the finance line (see also Note 11
Finance cost and income
);

•
The income statement is adjusted at the end of each reporting period using the change in the general price index. It is converted at the closing exchange rate of each period (rather than the year-to-date
average rate which is used for
non-hyperinflationary
economies), thereby restating the
year-to-date
income statement account for both inflation index and currency conversion.

The 2019 results, restated for purchasing power, were translated at the December 2019 closing rate of 59.890668 Argentinean pesos per US dollar (2018 results

-
at 37.807879 Argentinean pesos per US dollar).

( C )	ANNOUNCED DIVESTITURE OF AUSTRALIA BUSINESS TO ASAHI
On 19 July 2019, AB InBev announced an agreement to divest its Australia business (Carlton & United Breweries) to Asahi for AUD 16.0 billion, equivalent to approximately USD 11.2 billion
1
.

As part of this transaction, the company will grant Asahi rights to commercialize its portfolio of global and international brands in Australia. The transaction is expected to close in the first half of 2020, subject to customary closing conditions, including but not limited to regulatory approvals in Australia.
Effective 30 September 2019, AB InBev classified the assets and liabilities associated with the Australian operations as assets held for sale and liabilities associated with assets held for sale in accordance with IFRS 5
Non-current
Assets Held for Sale and Discontinued Operations
. In addition, since the results of the Australian operations represent a separate major line of business, these are now accounted for as discontinued operations as required by IFRS 5 and presented in a separate line in the consolidated income statement (“profit from discontinued operations”). Refer to Note 22
Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
.

(D)	LISTING OF BUDWEISER APAC ON THE HONG KONG STOCK EXCHANGE
On 30 September 2019, the company successfully completed the listing of a minority stake of its Asia Pacific subsidiary, Budweiser APAC, on the Hong Kong Stock Exchange for USD 5.75 billion (including the exercise of an over-allotment option). On 3 October 2019, the over-allotment option in connection with the initial public offering of a minority stake of Budweiser APAC was fully exercised. Following the full exercise of the over-allotment option, AB InBev controls 87.22% of the issued share capital of Budweiser APAC. Refer to Note 23
Changes in equity and earnings per share.

1	Converted into US dollars at the December 2019 closing rate of 1.423803.